Loans (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of Loans

Loans consisted of the following on December 31:

(Dollars in thousands)	2020	2019
Commercial	$191,540	$137,114
Commercial real estate	187,221	196,748
Residential real estate	177,155	174,259
Construction & land development	36,038	23,960
Consumer	17,916	19,052
Total loans before deferred loan (fees) and costs	609,870	551,133
Deferred loan (fees) and costs	(711)	500
Total loans	$609,159	$551,633

Summary of Allowance for Loan Losses

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2020
Beginning balance	$2,408	$2,153	$1,152	$203	$481	$620	$7,017
Provision for loan losses	(722)	1,413	16	865	(104)	182	1,650
Charge-offs	(77)	(138)	(15)	(312)	(100)		(642)
Recoveries	130	41	3	—	75		249
Net (charge-offs) recoveries	53	(97)	(12)	(312)	(25)	—	(393)
Ending balance	$1,739	$3,469	$1,156	$756	$352	$802	$8,274

December 31, 2019
Beginning balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907
Provision for loan losses	102	361	(100)	(55)	341	491	1,140
Charge-offs	(47)	—	—	—	(211)		(258)
Recoveries	175	1	7	—	45		228
Net (charge-offs) recoveries	128	1	7	—	(166)	—	(30)
Ending balance	$2,408	$2,153	$1,152	$203	$481	$620	$7,017

December 31, 2018
Beginning balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604
Provision for loan losses	1,127	158	6	21	246	(242)	1,316
Charge-offs	(823)	(103)	(37)	—	(119)		(1,082)
Recoveries	61	1	3	—	4		69
Net (charge-offs) recoveries	(762)	(102)	(34)	—	(115)	—	(1,013)
Ending balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2020
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$4	$20	$1	$—	5	$—	$30
Collectively evaluated for impairment	1,735	3,449	1,155	756	347	802	8,244
Total ending allowance balance	$1,739	$3,469	$1,156	$756	$352	$802	$8,274

Loans:
Loans individually evaluated for impairment	$2,560	$2,875	$756	$—	$141		$6,332
Loans collectively evaluated for impairment	188,980	184,346	176,399	36,038	17,775		603,538
Total ending loans balance	$191,540	$187,221	$177,155	$36,038	$17,916		$609,870

2019
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$16	$17	$1	$—	$—	$—	$34
Collectively evaluated for impairment	2,392	2,136	1,151	203	481	620	6,983
Total ending allowance balance	$2,408	$2,153	$1,152	$203	$481	$620	$7,017

Loans:
Loans individually evaluated for impairment	$2,555	$2,637	$853	$—	$14		$6,059
Loans collectively evaluated for impairment	134,559	194,111	173,406	23,960	19,038		545,074
Total ending loans balance	$137,114	$196,748	$174,259	$23,960	$19,052		$551,133

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment [1]	Related Allowance	Average Recorded Investment	Interest Income Recognized
2020
Commercial	$2,604	$1,965	$597	$2,562	$4	$2,305	$66
Commercial real estate	3,755	2,673	211	2,884	20	2,569	13
Residential real estate	923	513	247	760	1	782	33
Consumer	143	—	146	146	5	114	7
Total impaired loans	$7,425	$5,151	$1,201	$6,352	$30	$5,770	$119

2019
Commercial	$2,982	$2,541	$16	$2,557	$16	$2,054	$68
Commercial real estate	2,952	2,471	176	2,647	17	2,517	11
Residential real estate	1,024	457	396	853	1	1,093	54
Consumer	$14	14	—	14	—	12	1
Total impaired loans	6,972	$5,483	588	$6,071	$34	$5,676	$134

2018
Commercial	$815	$383	36	$419	$36	$1,511	$37
Commercial real estate	2,616	1,976	433	2,409	64	3,531	19
Residential real estate	1,190	763	269	1,032	1	1,327	57
Total impaired loans	$4,621	$3,122	738	$3,860	$101	$6,369	$113

[1] Includes principal, accrued interest, unearned fees, and origination costs.

Schedule of Aging of Accruing Past Due and Nonaccrual Loans

The following table presents the aging of accruing past due and nonaccrual loans by class of loans as of December 31:

		Accruing Loans
(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans
2020
Commercial	$190,264	$51	$—	$—	$1,225	$1,276	$191,540
Commercial real estate	185,005	11	—	—	2,205	2,216	187,221
Residential real estate	175,812	606	—	49	688	1,343	177,155
Construction & land development	35,721	—	—	—	317	317	36,038
Consumer	17,713	168	22	—	13	203	17,916
Total loans	$604,515	$836	$22	$49	$4,448	$5,355	$609,870

2019
Commercial	$135,707	$15	$—	$67	$1,325	$1,407	$137,114
Commercial real estate	194,157	186	—	—	2,405	2,591	196,748
Residential real estate	173,023	264	277	174	521	1,236	174,259
Construction & land development	23,960	—	—	—	—	—	23,960
Consumer	18,640	365	—	—	47	412	19,052
Total loans	$545,487	$830	$277	$241	$4,298	$5,646	$551,133

Summary of Deferral Activity Related to Loan Modification Programs to Customers

The table below summarizes the Company’s deferral activity on December 31, 2020 under the COVID-19 related loan modification program to customers.  Loan modifications consist of three (3) to four (4) months deferral of principal and interest payments, and extension of maturity date.  As of December 31, 2020, there was one modified loan in nonaccrual status. All remaining loans provided modifications were performing in accordance with their terms as of December 31, 2020.  In accordance with the CARES Act, these loans are not required to be evaluated as TDR’s. As of December 31, 2020, there were two (2) loans totaling $123 thousand that have been granted a second deferral.

	During the Year Ended December 31, 2020				At December 31, 2020
(Dollars in thousands)	Total Loan Balances	Deferred # of Loans	Total COVID Loan Deferrals	Percent of Portfolio Modified	Remaining Balance in Deferment	Remaining # of Loans in Deferment
Commercial:
Commercial	$191,540	61	$9,260	5%	$—	—
Commercial real estate	187,221	72	51,335	27	11,921	2
Construction	36,038	2	303	1	—	—
Total Commercial	$414,799	135	$60,898	15%	$11,921	2
Consumer:
Residential real estate	$177,155	32	$3,521	2%	$475	5
RV	8,873	13	281	3	—	—
Other consumer	9,043	17	218	2	—	—
Total Consumer	195,071	62	4,020	2	475	5
Total Loans	$609,870	197	$64,918	11%	$12,396	7

Summary of Troubled Debt Restructurings

Loan modifications considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2020
Commercial	6	$648	$648
Commercial Real Estate	2	177	177
Residential	2	189	189
Consumer	6	146	146
Total restructured loans	16	$1,160	$1,160

2019
Consumer	1	$17	$17
Total restructured loans	1	$17	$17

2018
Commercial	1	$200	$200
Residential real estate	2	27	27
Total restructured loans	3	$227	$227

Summary of Loans by Credit Quality Indicator	Based on the most recent analysis performed, the risk category of loans by class was as follows on December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
2020
Commercial	$177,620	$2,352	$9,644	$—	$1,924	$191,540
Commercial real estate	161,091	2,545	21,812	—	1,773	187,221
Residential real estate	174	—	114	—	176,867	177,155
Construction & land development	29,182	—	—	317	6,539	36,038
Consumer	—	—	105	—	17,811	17,916
Total	$368,067	$4,897	$31,675	$317	$204,914	$609,870

2019
Commercial	$110,731	$15,040	$10,295	$—	$1,048	$137,114
Commercial real estate	174,045	11,546	9,994	—	1,163	196,748
Residential real estate	183	—	237	—	173,839	174,259
Construction & land development	19,423	104	—	—	4,433	23,960
Consumer	—	—	73	—	18,979	19,052
Total	$304,382	$26,690	$20,599	$—	$199,462	$551,133

Schedule of Loans Not Rated by Class of Loans

Nonperforming loans include loans past due 90 days and greater and loans on nonaccrual of interest status that have not been risk rated. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total
2020
Commercial	$1,924	$—	$1,924
Commercial real estate	1,773	—	1,773
Residential real estate	176,278	589	176,867
Construction & land development	6,539	—	6,539
Consumer	17,798	13	17,811
Total	$204,312	$602	$204,914

2019
Commercial	$1,048	$—	$1,048
Commercial real estate	1,163	—	1,163
Residential real estate	173,407	432	173,839
Construction & land development	4,433	—	4,433
Consumer	18,979	—	18,979
Total	$199,030	$432	$199,462